Annual Total Returns[BarChart] - Science and Technology Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.99%)	12.14%	42.49%	14.43%	7.88%	7.33%	41.32%	(1.48%)	39.47%	56.82%